Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	0.47
Maximum Aggregate Offering Price	$ 8,107,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,119.65
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of common stock of Milestone Scientific Inc. (the "Registrant") that become issuable under the Registrant's Amended and Restated 2020 Equity Incentive Plan, including the Registrant's 2026 Performance Incentive Sub-Plan to such plan (together, the "2020 Plan") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. Represents 17,250,000 additional shares of common stock reserved for issuance under the 2020 Plan, including shares that may be issued in settlement of awards granted under the Registrant's 2026 Performance Incentive Sub-Plan. Pursuant to Rules 457(c) and 457(h), the registration fee was computed based upon $0.47, which is the average of the high and low selling prices of the Registrant's common stock as reported on the NYSE American on September 2, 2026, which date is within five business days before the filing date of this Registration Statement.